Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,158,000
Previously Paid Amount	0.00
Total Fee Amount	574.22
Total Offset Amount	0.00
Net Fee	$ 574.22